02/13/2007 16:11 FAX 2123062066 AMEX 002

cik 806085

07043692

AMERICAN STOCK EXCHANGE
Equities Options ETFs

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

CERTAMX

RECD S.E.C.
FEB 1 3 2007
1083

1-9466

February 13, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
FEB 2 1 2007
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange has received from Lehman Brothers Holdings Inc. a copy of the Company's application on Form 8-A for the registration of the following security:

0.25% Notes Due February 16, 2012 Performance Linked to an equal-dollar weighted basket of the Common Stock of the following two companies: Microsoft Corporation and Cisco Systems Inc.

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas

END

cc